Income taxes (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Domestic and Foreign Source Component of Profit/(Loss) Before Income Taxes
The domestic and foreign source component of profit/(loss) before income taxes is as follows:

	Year ended March 31,
	2022	2021	2020
Domestic	$(11,150)	$(8,176)	$(2,795)
Foreign	175,690	140,867	146,747

Profit before income taxes	$164,540	$132,691	$143,952

Income Tax Expense
The Company’s income tax expense consists of the following:

	Year ended March 31,
	2022	2021	2020
Current taxes
Domestic taxes	$—	$—	$—
Foreign taxes	37,579	31,326	31,270

	37,579	31,326	31,270

Deferred taxes
Domestic taxes	—	—	—
Foreign taxes	(5,140)	(1,252)	(4,087)

	(5,140)	(1,252)	(4,087)

Income tax expense	$32,439	$30,074	$27,183

Income Taxes Recognized Directly in Equity
Income taxes recognized directly in equity are as follows:

	Year ended March 31,
	2022	2021	2020
Current taxes:
Excess tax deductions related to share-based payments	(1,062)	(729)	(998)

	$(1,062)	$(729)	$(998)

Deferred taxes:
Excess tax deductions related to share-based payments	(877)	(1,640)	807

	$(877)	$(1,640)	$807

Total income tax recognized directly in equity	$(1,939)	$(2,369)	$(191)

Income Taxes Recognized in Other Comprehensive Income
Income taxes recognized in other comprehensive income are as follows:

	Year ended March 31,
	2022	2021	2020
Current taxes	—	—	—
Deferred taxes:
Unrealized gain/(loss) on cash flow hedging derivatives	2,698	1,089	(2,939)
Pension liability	148	(248)	(189)

Total income tax recognized directly in other comprehensive income	$2,846	$841	$(3,128)

Reconciliation of Estimated Income Tax to Provision for Income Taxes
The reconciliation of estimated income tax to income tax expense:

	Year ended March 31,
	2022	2021	2020
Profit before income taxes	$164,540	$132,691	$143,952
Income tax expense at tax rates applicable to individual entities	50,954	41,268	43,379
Effect of:
Items not deductible for tax	358	401	414
Exempt income	(20,557)	(11,340)	(18,380)
Non tax deductible goodwill impairment	—	—	776
Losses in respect of which deferred tax asset not recognized due to uncertainty and ineligibility to carry forward	2,183	106	178
Recognition of unutilized tax benefits / Unrecognized losses utilized	(56)	(472)	(264)
Temporary difference that will reverse during tax holiday period	2,828	1,139	2,138
Change in tax rate and law	(160)	1,228	55
Provision for uncertain tax position	—	—	(409)
State taxes	345	458	61
Employment related tax incentive	(2,123)	(1,734)	(1,253)
Others, net	(1,333)	(980)	488

Income tax expense	$32,439	$30,074	$27,183

Summary of Deferred Taxes Arising from Temporary Differences and Unused Tax Losses
Deferred taxes for the year ended March 31, 2022 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Additions due to acquisition	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing balance
Deferred tax assets:
Property and equipment	$6,188	$237	$254	$—	$—	$(152)	$6,527
Net operating loss carry forward	1,249	—	(294)	—	—	(23)	932
Accruals deductible on actual payment	10,549	153	1,743	—	(148)	(295)	12,002
Share-based compensation expense	21,036	—	3,678	877	—	(661)	24,930
Others	799	—	(33)	—	—	(12)	754

Total deferred tax assets	$39,821	$390	$5,348	$877	$(148)	$(1,143)	$45,145

Deferred tax liabilities:
Intangible assets	11,967	1	32	—	—	(17)	11,983
Unrealized gain/(loss) on cash flow hedging and investments	1,387	—	(117)	—	2,698	(114)	3,854
Others	3,674	—	293	—	—	(134)	3,833

Total deferred tax liabilities	$17,028	$1	$208	$—	$2,698	$(265)	$19,670

Net deferred tax assets/(liabilities)	$22,793	$389	$5,140	$877	$(2,846)	$(878)	$25,475

Deferred taxes for the year ended March 31, 2021 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Additions due to acquisition	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing balance
Deferred tax assets:
Property and equipment	$5,592	$—	$40	$—	$—	$556	$6,188
Net operating loss carry forward	779	—	417	—	—	53	1,249
Accruals deductible on actual payment	9,825	—	(120)	—	248	596	10,549
Share-based compensation expense	16,101	—	1,861	1,640	—	1,434	21,036
Minimum alternate tax	629	—	(654)	—	—	25	—
Others	130	—	610	—	—	59	799

Total deferred tax assets	$33,056	$—	$2,154	$1,640	$248	$2,723	$39,821

Deferred tax liabilities:
Intangible assets	11,437	—	312	—	—	218	11,967
Unrealized gain/(loss) on cash flow hedging and investments	352	—	(52)	—	1,089	(2)	1,387
Others	2,380	—	642	—	—	652	3,674

Total deferred tax liabilities	$14,169	$—	$902	$—	$1,089	$868	$17,028

Net deferred tax assets/(liabilities)	$18,887	$—	$1,252	$1,640	$(841)	$1,855	$22,793

Deferred taxes for the year ended March 31, 2020 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Transition adjustments on adoption of IFRS 16	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing balance
Deferred tax assets:
Property and equipment	$7,073	$—	$(736)	$—	$—	$(745)	$5,592
Net operating loss carry forward	1,287	—	(430)	—	—	(78)	779
Accruals deductible on actual payment	7,358	2,106	1,226	—	189	(1,054)	9,825
Share-based compensation expense	14,120	—	3,917	(807)	—	(1,129)	16,101
Minimum alternate tax	552	—	135	—	—	(58)	629
Others	482	—	(295)	—	—	(57)	130

Total deferred tax assets	$30,872	$2,106	$3,817	$(807)	$189	$(3,121)	$33,056

Deferred tax liabilities:
Intangible assets	12,183	—	(753)	—	—	7	11,437
Unrealized gain/(loss) on cash flow hedging and investments	3,539	—	(5)	—	(2,939)	(243)	352
Others	2,084	—	488	—	—	(192)	2,380

Total deferred tax liabilities	$17,806	$—	$(270)	$—	$(2,939)	$(428)	$14,169

Net deferred tax assets/(liabilities)	$13,066	$2,106	$4,087	$(807)	$3,128	$(2,693)	$18,887

Deferred Tax Presented in Consolidated Statement of Financial Position
Deferred tax presented in the consolidated statement of financial position is as follows:

	As at
	March 31, 2022	March 31, 2021
Deferred tax assets	34,765	33,022
Deferred tax liabilities	(9,290)	(10,228)

Net deferred tax assets	$25,475	$22,794